UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-10631

Name of Fund: Master Institutional Money Market LLC

Master Premier Government Institutional Portfolio (liquidated on February 13, 2020)

Master Treasury Strategies Institutional Portfolio

Fund Address: 60 State Street, Boston, MA 02109

Name and address of agent for service: John Perlowski, Chief Executive Officer, Master Institutional Money Market LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2020 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10631
Reporting Period: 07/01/2019 - 06/30/2020
Master Institutional Money Market LLC

============== Master Premier Government Institutional Portfolio ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Master Treasury Strategies Institutional Portfolio ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Institutional Money Market LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of Master Institutional Money Market LLC

Date:	August 27, 2020